Financial instruments and fair values (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) $ / $	Dec. 31, 2017 USD ($) $ / $
Foreign exchange rates [abstract]
Exchange rate, CA$ – US$ | $ / $	0.733	0.797
Ten percent weakening of CA$ would effect income	$ 128
Liquidity risk [member]
Disclosure of credit risk exposure [line items]
Borrowings, maturity period	1 year
Interest rate risk
Disclosure of credit risk exposure [line items]
Borrowings, maturity period	2 years
Bottom of range | Liquidity risk [member] | Cash and cash equivalents
Disclosure of credit risk exposure [line items]
Cash and cash equivalents instruments, maturity period	30 days
Top of range | Liquidity risk [member] | Cash and cash equivalents
Disclosure of credit risk exposure [line items]
Cash and cash equivalents instruments, maturity period	90 days
Top of range | Liquidity risk [member] | Bonds and Treasury Notes
Disclosure of credit risk exposure [line items]
Short term investments, maturity period	2 years
Canada, Dollars | Currency risk
Disclosure of credit risk exposure [line items]
Net exposure	$ (1,289)	$ (1,504)
Foreign exchange rates [abstract]
Ten percent strengthening of CA$ would increase net loss, amount	$ 128
Change in risk variable	10.00%
Canada, Dollars | Currency risk | Accounts payable and accrued liabilities
Disclosure of credit risk exposure [line items]
Net exposure	$ (1,677)	(1,657)
Canada, Dollars | Currency risk | Cash and cash equivalents
Disclosure of credit risk exposure [line items]
Net exposure	364	125
Canada, Dollars | Currency risk | Accounts receivable and accrued interest receivable
Disclosure of credit risk exposure [line items]
Net exposure	$ 24	$ 28